Finance Expense (Tables)	3 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
Schedule of finance expense [Table Text Block]
	Three-months ended
	June 30, 2025	June 30, 2024

Interest and accretion on convertible loan	$169	$494
Interest on loans payable	72	107
Interest on term loan	47	44
Total	$288	$645